Income Taxes - Schedule of Deferred Tax Asset (Details) (10-K) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 642,402	$ 59,126
Valuation allowance	(642,402)	(59,126)
Deferred tax assets, net